BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 32.5%
Brazil - 4.9%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	162,110,000	BRL	$32,185,077
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/29	82,165,000	BRL	16,015,982
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/31	107,780,000	BRL	20,617,459
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/33	133,260,000	BRL	25,223,389

Total Brazil					94,041,907

China - 1.1%
China Government Bond	3.000%	10/15/53	143,230,000	CNY	21,914,787

Colombia - 6.3%
Colombian TES, Bonds	7.000%	3/26/31	141,500,000,000	COP	31,551,888
Colombian TES, Bonds	9.250%	5/28/42	344,400,000,000	COP	78,768,850
Colombian TES, Bonds	7.250%	10/26/50	68,890,000,000	COP	12,569,285

Total Colombia					122,890,023

Mexico - 10.3%
Mexican Bonos, Bonds	8.000%	11/7/47	749,000,000	MXN	38,865,821
Mexican Bonos, Bonds	8.000%	7/31/53	829,000,000	MXN	42,658,008
Mexican Bonos, Senior Notes	8.500%	11/18/38	1,119,000,000	MXN	62,596,555
Mexican Bonos, Senior Notes	7.750%	11/13/42	1,072,000,000	MXN	54,791,326

Total Mexico					198,911,710

New Zealand - 0.8%
New Zealand Government Bond, Senior Notes	2.750%	5/15/51	38,120,000	NZD	15,547,353

South Africa - 4.3%
Republic of South Africa Government Bond, Senior Notes	6.500%	2/28/41	1,074,000,000	ZAR	32,412,798
Republic of South Africa Government Bond, Senior Notes	8.750%	2/28/48	1,403,000,000	ZAR	51,401,357

Total South Africa					83,814,155

United Kingdom - 4.8%
United Kingdom Gilt, Bonds	1.250%	7/31/51	145,500,000	GBP	92,794,719	(a)

TOTAL SOVEREIGN BONDS (Cost - $672,856,573)					629,914,654

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 32.3%
U.S. Government Obligations - 32.3%
U.S. Treasury Bonds	3.000%	8/15/52	105,620,000		82,070,041
U.S. Treasury Bonds	4.125%	8/15/53	88,020,000		84,622,978
U.S. Treasury Bonds	4.250%	2/15/54	58,430,000		57,475,948

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Opportunities Bond Fund 2024 Quarterly Report	1

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. Government Obligations - (continued)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.125%)	5.528%	7/31/25	80,550,000	$80,519,282	(b)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.170%)	5.470%	10/31/25	223,390,000	223,473,340	(b)
U.S. Treasury Notes	3.500%	2/15/33	103,090,000	97,653,613

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $642,052,227)				625,815,202

MORTGAGE-BACKED SECURITIES - 24.5%
FHLMC - 6.7%
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	8/1/52-11/1/52	32,110,457	31,363,381
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	9/1/52-10/1/52	51,306,243	48,875,359
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	12/1/52	49,324,721	49,195,989

Total FHLMC				129,434,729

FNMA - 5.7%
Federal National Mortgage Association (FNMA)	4.500%	9/1/52	39,437,985	37,569,414
Federal National Mortgage Association (FNMA)	5.000%	10/1/52-12/1/52	43,464,344	42,453,259
Federal National Mortgage Association (FNMA)	5.500%	12/1/52	31,441,590	31,354,805

Total FNMA				111,377,478

GNMA - 12.1%
Government National Mortgage Association (GNMA) II	5.500%	2/20/53-9/20/53	203,641,012	203,568,917
Government National Mortgage Association (GNMA) II	5.000%	6/20/53	32,007,519	31,463,657

Total GNMA				235,032,574

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $476,438,866)				475,844,781

CORPORATE BONDS & NOTES - 7.3%
CONSUMER DISCRETIONARY - 4.1%
Automobiles - 4.1%
General Motors Financial Co. Inc., Senior Notes	5.400%	4/6/26	41,190,000	41,218,077
Toyota Motor Credit Corp., Senior Notes	4.450%	5/18/26	38,140,000	37,787,125

TOTAL CONSUMER DISCRETIONARY				79,005,202

ENERGY - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Petroleos Mexicanos, Senior Notes	6.950%	1/28/60	31,450,000	20,800,108

See Notes to Schedule of Investments.

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BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FINANCIALS - 2.2%
Banks - 2.2%
Commonwealth Bank of Australia, Senior Notes (SOFR + 0.740%)	6.102%	3/14/25	42,300,000	$42,520,400	(b)(c)

TOTAL CORPORATE BONDS & NOTES (Cost - $141,049,785)				142,325,710

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,932,397,451)				1,873,900,347

			SHARES
SHORT-TERM INVESTMENTS - 2.4%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost - $46,430,704)	5.242%		46,430,704	46,430,704	(d)(e)

TOTAL INVESTMENTS - 99.0% (Cost - $1,978,828,155)				1,920,331,051
Other Assets in Excess of Liabilities - 1.0%				19,333,967

TOTAL NET ASSETS - 100.0%				$1,939,665,018

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Rate shown is one-day yield as of the end of the reporting period.

(e)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2024, the total market value of investments in Affiliated Companies was $46,430,704 and the cost was $46,430,704 (Note 2).

Abbreviation(s) used in this schedule:

BRL	— Brazilian Real
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
GBP	— British Pound
MXN	— Mexican Peso
NZD	— New Zealand Dollar
SOFR	— Secured Overnight Financing Rate
ZAR	— South African Rand

See Notes to Schedule of Investments.

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BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

At March 31, 2024, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
U.S. Treasury Ultra 10-Year Notes	1,973	6/24	$225,094,914	$226,124,307	$1,029,393
United Kingdom Long Gilt Bonds	698	6/24	86,174,536	88,045,211	1,870,675

Net unrealized appreciation on open futures contracts					$2,900,068

At March 31, 2024, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NOK	404,100,000	USD	39,325,275	HSBC Securities Inc.	4/11/24	$(2,090,038)
USD	38,429,168	NOK	404,100,000	Morgan Stanley & Co. Inc.	4/11/24	1,193,931
NZD	44,400,000	USD	27,647,214	Barclays Bank PLC	4/12/24	(1,120,049)
USD	37,588,324	NZD	61,540,000	Barclays Bank PLC	4/12/24	820,718
MYR	269,700,000	USD	58,357,676	Goldman Sachs Group Inc.	4/16/24	(1,305,026)
USD	16,607,590	MYR	79,650,000	Goldman Sachs Group Inc.	4/16/24	(241,663)
USD	39,838,591	MYR	190,050,000	Goldman Sachs Group Inc.	4/16/24	(364,805)
NOK	1,023,000,000	USD	99,877,959	Morgan Stanley & Co. Inc.	4/18/24	(5,599,009)
USD	1,436,262	NOK	15,100,000	Morgan Stanley & Co. Inc.	4/18/24	44,657
USD	94,826,816	NOK	1,007,900,000	Morgan Stanley & Co. Inc.	4/18/24	1,939,471
USD	43,691,357	MXN	760,400,000	Citibank N.A.	4/23/24	(1,869,940)
KRW	26,020,000,000	USD	19,602,230	Citibank N.A.	4/26/24	(244,199)
KRW	102,030,000,000	USD	77,096,289	Citibank N.A.	4/26/24	(1,189,300)
USD	29,177,085	COP	117,270,000,000	JPMorgan Chase & Co.	4/30/24	(995,817)
HUF	20,990,000,000	USD	58,804,578	Morgan Stanley & Co. Inc.	5/2/24	(1,432,778)
EUR	147,390,000	USD	160,224,721	JPMorgan Chase & Co.	5/7/24	(963,759)
EUR	89,470,000	USD	97,883,043	Morgan Stanley & Co. Inc.	5/7/24	(1,207,025)
USD	12,574,298	EUR	11,590,000	Morgan Stanley & Co. Inc.	5/7/24	50,826
USD	87,551,200	ZAR	1,675,800,000	HSBC Securities Inc.	5/15/24	(589,895)

See Notes to Schedule of Investments.

4	BrandywineGLOBAL — Global Opportunities Bond Fund 2024 Quarterly Report

BRANDYWINEGLOBAL — GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ZAR	104,000,000	USD	5,407,232	HSBC Securities Inc.	5/15/24	$62,796
CLP	35,890,000,000	USD	37,877,828	HSBC Securities Inc.	5/17/24	(1,298,802)
CLP	38,220,000,000	USD	39,714,744	HSBC Securities Inc.	5/17/24	(760,985)
USD	17,444,848	CNH	124,940,000	JPMorgan Chase & Co.	5/28/24	196,399
AUD	353,770,000	USD	230,275,968	JPMorgan Chase & Co.	6/6/24	714,153
USD	98,663,874	AUD	148,970,000	JPMorgan Chase & Co.	6/6/24	1,395,597
GBP	64,110,000	USD	82,590,669	Citibank N.A.	6/10/24	(1,642,416)
USD	86,453,820	GBP	68,540,000	Citibank N.A.	6/10/24	(87,956)
INR	4,845,800,000	USD	58,261,696	Barclays Bank PLC	6/11/24	(289,360)
JPY	14,658,000,000	USD	101,368,594	JPMorgan Chase & Co.	6/17/24	(3,338,904)
JPY	46,145,000,000	USD	318,184,326	JPMorgan Chase & Co.	6/17/24	(9,576,056)
USD	95,669,153	JPY	14,331,000,000	JPMorgan Chase & Co.	6/17/24	(173,627)

Net unrealized depreciation on open forward foreign currency contracts						$(29,962,861)

Abbreviation(s) used in this table:

AUD	— Australian Dollar
CLP	— Chilean Peso
CNH	— Chinese Offshore Yuan
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
USD	— United States Dollar
ZAR	— South African Rand

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Opportunities Bond Fund 2024 Quarterly Report	5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Global Opportunities Bond Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to

6	BrandywineGLOBAL — Global Opportunities Bond Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (continued)

the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

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Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Sovereign Bonds	—	$629,914,654	—	$629,914,654
U.S. Government & Agency Obligations	—	625,815,202	—	625,815,202
Mortgage-Backed Securities	—	475,844,781	—	475,844,781
Corporate Bonds & Notes	—	142,325,710	—	142,325,710

Total Long-Term Investments	—	1,873,900,347	—	1,873,900,347

Short-Term Investments†	$46,430,704	—	—	46,430,704

Total Investments	$46,430,704	$1,873,900,347	—	$1,920,331,051

Other Financial Instruments:
Futures Contracts††	$2,900,068	—	—	$2,900,068
Forward Foreign Currency Contracts††	—	$6,418,548	—	6,418,548

Total Other Financial Instruments	$2,900,068	$6,418,548	—	$9,318,616

Total	$49,330,772	$1,880,318,895	—	$1,929,649,667

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$36,381,409	—	$36,381,409

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for

8	BrandywineGLOBAL — Global Opportunities Bond Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (continued)

all or some portion of the period ended March 31, 2024. The following transactions were effected in such company for the period ended March 31, 2024.

	Affiliate Value at December 31, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$39,449,016	$229,200,305	229,200,305	$222,218,617	222,218,617

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2024
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$719,788	—	$46,430,704

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